Other Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of other assets [Line Items]
Cost method investments	$ 6,799	$ 8,061
Equity method investments	10,923	8,747
Total nonmarketable equity investments	17,722	16,808
Corporate/bank-owned life insurance	18,649	20,146
Accounts receivable	25,828	25,939
Interest receivable	5,006	5,296
Customer relationship and other amortized intangibles	8,427	10,358
Operating lease assets	2,001	1,825
Due from customers on acceptances	282	225
Other	12,800	17,172
Other assets	93,578	101,022
Income Related to Nonmarketable Equity Investments [Abstract]
Net realized gains from private equity investments	1,086	842	534
All other	(185)	(298)	(188)
Total	901	544	346
Government Insured Or Guaranteed [Member]
Components of other assets [Line Items]
Foreclosed assets	1,509	1,319
Non Government Insured Or Guaranteed [Member]
Components of other assets [Line Items]
Foreclosed assets	2,514	3,342
Core deposit intangibles [Member]
Components of other assets [Line Items]
Customer relationship and other amortized intangibles	5,915	7,311
Customer Relationships And Other [Member]
Components of other assets [Line Items]
Customer relationship and other amortized intangibles	1,352	1,639
Federal Bank Stock [Member]
Components of other assets [Line Items]
Cost method investments	4,227	4,617
Private Equity Investments Cost Method [Member]
Components of other assets [Line Items]
Cost method investments	2,572	3,444
Low Income Housing Tax Credit Equity Method Investments [Member]
Components of other assets [Line Items]
Equity method investments	4,767	4,077
Private Equity and Other Investments [Member]
Components of other assets [Line Items]
Equity method investments	$ 6,156	$ 4,670